REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM


To the Board of Trustees of
Mutual Fund Series Trust
and the Shareholders of
Catalyst/Millburn Dynamic
Commodity Strategy Fund,
Catalyst/Warrington Strategic
Program Fund, Catalyst
Systematic Alpha Fund,
Catalyst Income and Multi-
Strategy Fund, Catalyst
Nasdaq-100 Hedged Equity
Fund, Catalyst/Millburn Hedge
Strategy Fund, and Catalyst
Buffered Shield Fund


In planning and performing our
audits of the financial
statements of Catalyst/Millburn
Dynamic Commodity Strategy
Fund, Catalyst/Warrington
Strategic Program Fund,
Catalyst Systematic Alpha
Fund, Catalyst Income and
Multi-Strategy Fund (formerly
Catalyst Multi-Strategy Fund),
Catalyst Nasdaq-100 Hedged
Equity Fund (formerly EAVOL
Nasdaq-100 Volatility Overlay
Fund), Catalyst/Millburn Hedge
Strategy Fund, and Catalyst
Buffered Shield Fund, each a
series of shares of beneficial
interest in Mutual Fund Series
Trust (the Funds), as of June
30, 2022, and for the year then
ended, in accordance with the
standards of the Public
Company Accounting Oversight
Board (United States)
(PCAOB), we considered the
Funds internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for
designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an
opinion on the effectiveness of
the Funds internal control over
financial reporting.  Accordingly,
we express no such opinion.

The management of the Funds
is responsible for establishing
and maintaining effective
internal control over financial
reporting.  In fulfilling this
responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls.  A funds internal
control over financial reporting is
a process designed to provide
reasonable assurance regarding
the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
accounting principles generally
accepted in the United States of
America (GAAP).  A funds
internal control over financial
reporting includes those policies
and procedures that (1) pertain
to the maintenance of records
that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the fund; (2)
provide reasonable assurance
that transactions are recorded
as necessary to permit
preparation of the financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and trustees of the
fund; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a funds assets
that could have a material effect
on the financial statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements.  Also,
projections of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions or that the degree
of compliance with the policies
or procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in
the normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis.  A material
weakness is a deficiency, or
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
Funds annual or interim
financial statements will not be
prevented or detected on a
timely basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the PCAOB.  We
identified the following
deficiency in the Funds internal
control over financial reporting
that we consider to be a
material weakness, as defined
above, as of June 30, 2022.

As of and for the period July 1,
2021 to June 30, 2022, we
noted that controls over Catalyst
Systematic Alpha Funds
monitoring of its swap pricing
were not operating effectively
and as a result, the Fund
reflected a materially incorrect
swap value for the period June
13, 2022 through August 23,
2022. These conditions were
considered in determining the
nature, timing, and extent of the
procedures performed in our
audit of the financial statements
of the Fund as of and for the
period July 1, 2021 to June 30,
2022, and this report does not
affect our report thereon dated
August 29, 2022.

This report is intended solely for
the information and use of
management of
Catalyst/Millburn Dynamic
Commodity Strategy Fund,
Catalyst/Warrington Strategic
Program Fund, Catalyst
Systematic Alpha Fund,
Catalyst Income and Multi-
Strategy Fund, Catalyst
Nasdaq-100 Hedged Equity
Fund, Catalyst/Millburn Hedge
Strategy Fund, and Catalyst
Buffered Shield Fund, the Board
of Trustees of Mutual Fund
Series Trust and the Securities
and Exchange Commission and
is not intended to be and should
not be used by anyone other
than these specified parties.




/S/BBD, LLP


Philadelphia, Pennsylvania
August 29, 2022